Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax (benefit) expense
Federal					$ 8,102	$ (2,063)	$ 2,068
State					2,361	1,517	1,277
Foreign					4,434	7,120	231
Current tax (benefit) expense					14,897	6,574	3,576
Deferred tax (benefit) expense
Federal					(9,048)	(1,292)	(11,213)
State					(1,453)	523	(2,419)
Foreign					(1,153)	(4,980)	(258)
Deferred tax (benefit) expense					(11,654)	(5,749)	(13,890)
Income tax (benefit) expense	$ 3,652	$ 1,417	$ (5,114)	$ 1,536	$ 3,243	$ 825	$ (10,314)